Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$2,184	$2,184	$—	$—

Total assets measured at fair value	$2,184	$2,184	$—	$—

Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

	Fair value measurements at December 31, 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	$4,338	$4,338	$—	$—

Liabilities
Derivative liabilities	$35,700	$—	$—	$35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

Schedule of the derivative liabilities measured at fair value using significant unobservable inputs Level 3
The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2022:

Fair value
Ending Balance at December 31, 2019	$33,400
Loan derivative liability	2,800
Re-measurement of fair value	(800)

Ending Balance at December 31, 2020	$35,400
Re-measurement of fair value	300

Balance at December 31, 2021	$35,700
Private Warrant liability acquired as part of the Business Combination	2,545
Forfeiture of Private Warrants	1,696
Change in fair value measurement	(38,710)

Balance at December 31, 2022	$1,231

Schedule of quantitative information regarding Level 3 fair value measurements	The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants. A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	December 31, 2022	November 10, 2022
	Fair value	Fair Value
Equity Value	$3.99	$9.01
Exercise Price	$11.50	$11.50
Term (in years)	4.86	5.00
Volatility	35.0%	10.0%
Risk-free rate	3.94%	3.91%
Dividend yield	0.00%	0.00%
Call option value	$0.30	$0.62